Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable, third parties	30,527	15,345
Less: Allowance for credit losses, third parties	(470)	(539)
Accounts receivable, third parties, net	30,057	14,806
Accounts receivable, related parties	190,327	186,705
Less: Allowance for credit losses, related parties	(2,997)	(1,169)
Accounts receivable, related parties, net	187,330	185,536

Schedule of movement of the allowance for doubtful accounts of accounts receivables
The movement of the allowance for credit losses is as follows:

	Year ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at the beginning of the year	998	2,064	3,467
Additions	1,405	1,815	917
Reversal	(342)	(1)	(2,125)
Write-off	(72)	(321)	(675)
Foreign currency translation adjustments	75	(90)	124
Balance at the end of the year	2,064	3,467	1,708